General information	12 Months Ended
Dec. 31, 2020
General information
General information

1      General information

Nexa Resources S.A. (“NEXA”) is a public limited liability company (société anonyme) incorporated and domiciled in the Grand Duchy of Luxembourg. Its shares are publicly traded on the New York Stock Exchange (“NYSE”) and the Toronto Stock Exchange (“TSX”). The Company’s registered office is located at 37A, Avenue J. F. Kennedy in the city of Luxembourg in the Grand Duchy of Luxembourg.

NEXA and its subsidiaries (the “Company”) have operations that comprise large-scale, mechanized underground and open pit mines and smelters.  The Company owns and operates three polymetallic mines in Peru, and two polymetallic mines in Brazil and is constructing another polymetallic mine in Brazil. The Company also owns and operates a zinc smelter in Peru and two zinc smelters in Brazil.

The Company's majority shareholder is Votorantim S.A. (“VSA”), which holds 64.68% of its equity. VSA is a Brazilian privately-owned industrial conglomerate that holds ownership interests in metal, steel, cement, and energy companies, among others.

COVID-19 outbreak impacts on NEXA financial statements and operations

In March 2020, the World Health Organization characterized the current COVID-19 disease (“COVID-19”) as a pandemic. Since then, COVID-19 spread across the world with severe effects that impacted the global economy in general and the Company’s business. As a response to COVID-19, the Company implemented and continues to implement additional safety procedures in all its operations to ensure the health and safety of its employees, contractors and communities.

The Company remains committed to maintaining the health and safety of its employees, contractors, and communities as well as the continuity of its business. It has implemented measures to mitigate the impacts that COVID-19 has had and could still have on its operations, supply chain, and financial condition, considering the news related to the spreading “second-wave” of this disease around the world.

Government authorities in the countries in which the Company operates, especially in Peru, have implemented policies in response to the COVID-19 global outbreak, which negatively affected the Company’s financial position, results of operations and cash flows for the year ended on December 31, 2020, mainly during the second quarter of 2020.

In this context, in Peru, on March 15, 2020, the government declared a state of emergency in response to COVID-19, imposing operating restrictions on non-essential industries, which included the mining sector. The restriction period was continuously extended until May 10, 2020 and consequently, mining operations at Cerro Lindo, Atacocha and El Porvenir were suspended during this period and the operation of the Cajamarquilla smelter was reduced to approximately 50% of its production capacity. After the end of the state of emergency, operations at the Cerro Lindo and El Porvenir mining units began a gradual ramp up following personnel mobilization restrictions and strict health and safety protocols. Considering COVID-19 and its impact on the macroeconomic environment, the uncertain time for recovery and the Company’s efforts to reduce costs and improve operational efficiency, in June, the Company decided to place the higher-cost Atacocha underground mine under care and maintenance and only reactivated the operation of the open pit mine of this Unit. Currently, the Company has still not defined how long the underground mine's suspension will last, and the decision will depend on an improvement in the mine’s economic viability. Given this uncertainty, the Company impaired certain fixed assets exclusively related to Atacocha’s underground operation for a total of USD 10,055 (for more details see note 33 of Impairment of non-current assets) which were considered not recoverable at this moment.

Within this context, currently, although the Peruvian subsidiaries continue to operate subject to additional measures to control and mitigate the spread of COVID-19, they have returned to their adjusted normal production levels except for Atacocha underground which continues suspended as mentioned before. On January 27, 2021 the Peruvian government, among other measures in response to the COVID-19 "second-wave", declared a new lockdown in certain areas of the country for a two-week period ending on February 14, 2021. This initial period was extended on February 10, 2021 for two more weeks ending on February 28, 2021, with the possibility of being further extended. Currently, the Peruvian operations have not been impacted by these additional measures.

In Brazil, the Company’s mining and smelting operations have been operating normally, except for the Juiz de Fora smelter which operated at 60%  of its normal production capacity in May and June, in anticipation of a lower market demand due to the global economic conditions. Beginning in July, this smelter returned to operate at its normal production level.

Construction activities at the Aripuanã project continue to progress and production is scheduled to start in the beginning of 2022. In October 2020, the original project timeline was extended, and the original capital expenditures estimates were revised upward following a comprehensive study of internal issues and external factors including COVID-19.

Although the Company’s operations have returned to normal, the ultimate impact of the COVID-19 global outbreak on the Company’s financial condition, results of operations and cash flows depends on its continuing duration and severity, on the efforts to contain its spread, on the abilities of countries to access and distribute effective vaccines against it, and on the impact of response measures taken by the Company, governments, and others. A new period of disruption or an extended global recession caused by the outbreak, could materially and adversely impact the Company’s results of operations, access to sources of liquidity and overall financial condition. The Company prioritized during the year measures to strengthen its cash position and enhance its short-term liquidity.

Management has prepared a cash flow forecast scenario considering the best available information for the next 12 months. This scenario demonstrates that the Company has the financial position, including cash, other liquid resources and an undrawn credit facility, to meet its current financial obligations and therefore, management considers appropriate to adopt the going concern basis of accounting in preparing the consolidated financial statements.